UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Essex Woodlands Health Ventures
Address: 21 Waterway Ave
         Suite 225
         The Woodlands, TX  77380

13F File Number:  028-14839

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Kolodziejcyk
Title:     Chief Financial Officer
Phone:     281-364-1555

Signature, Place, and Date of Signing:

 /s/  Richard Kolodziejcyk     The Woodlands, TX/USA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $191,220 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABIOMED INC                    COM              003654100    69899  3150000 SH       SOLE                  3150000        0        0
ACURA PHARMACEUTICALS INC      COM NEW          00509L703      552   159650 SH       SOLE                   159650        0        0
CHINA CORD BLOOD CORP          SHS              G21107100     2947  1037690 SH       SOLE                  1037690        0        0
COMPLETE GENOMICS INC          COM              20454K104    11721  4156269 SH       SOLE                  4156269        0        0
CURIS INC                      COM              231269101     1126   233797 SH       SOLE                   233797        0        0
ECHO THERAPEUTICS INC          COM              27876L107      249   123186 SH       SOLE                   123186        0        0
ENDOLOGIX INC                  COM              29266S106    61590  4204128 SH       SOLE                  4204128        0        0
HORIZON PHARMA INC             COM              44047T109    22889  5815940 SH       SOLE                  5815940        0        0
MEDICINOVA INC                 COM NEW          58468P206     3394  1170370 SH       SOLE                  1170370        0        0
PALATIN TECHNOLOGIES INC       COM PAR $ .01    696077403       17    23928 SH       SOLE                    23928        0        0
SOLTA MED INC                  COM              83438K103     4030  1330219 SH       SOLE                  1330219        0        0
ZIOPHARM ONCOLOGY INC          COM              98973P101    12806  2371642 SH       SOLE                  2371642        0        0